Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000028890 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028890 | Voya VACS Series SC Fund___BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028890 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028890 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028890 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028890 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028890 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028890 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028890 | Vanguard Russell 1000 Growth ETF___BNY-92206C680
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028890 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028890 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028890 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028890 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028890 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028890 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028890 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028890 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028890 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028890 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000028890 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000028890 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000028891 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028891 | Voya VACS Series SC Fund___BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028891 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028891 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028891 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028891 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028891 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028891 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028891 | Vanguard Russell 1000 Growth ETF___BNY-92206C680
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028891 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028891 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028891 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028891 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028891 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028891 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028891 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028891 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028891 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028891 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000028891 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000028891 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000028892 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028892 | Voya VACS Series SC Fund___BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028892 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028892 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028892 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028892 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028892 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028892 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028892 | Vanguard Russell 1000 Growth ETF___BNY-92206C680
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028892 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028892 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028892 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028892 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028892 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028892 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028892 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028892 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028892 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028892 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000028892 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000028892 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000028893 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028893 | Voya VACS Series SC Fund___BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028893 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028893 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028893 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028893 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028893 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028893 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028893 | Vanguard Russell 1000 Growth ETF___BNY-92206C680
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028893 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028893 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028893 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028893 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028893 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028893 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028893 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028893 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028893 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028893 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000028893 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000028893 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000125916 | Voya MidCap Opportunities Portfolio__Class R6_BNY-92913P859
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000125916 | Voya Index Plus LargeCap Portfolio__Class I_BNY-92913T836
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000125916 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000125916 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000125916 | Voya Small Company Portfolio__Class R6_BNY-92913T273
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000125916 | VY® CBRE Global Real Estate Portfolio__Class I_BNY-92914E812
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000125916 | Voya High Yield Portfolio__Class I_BNY-92914E309
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000125916 | Voya Global Bond Fund__Class R6_BNY-92913W854
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000125916 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000125916 | Voya GNMA Income Fund__Class R6_BNY-92913L577
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000125916 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000125916 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000125916 | Equity
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000125916 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125916 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125916 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125916 | International
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125916 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125916 | Mortgage Backed
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125916 | Global Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125916 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125916 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125916 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | Voya MidCap Opportunities Portfolio__Class R6_BNY-92913P859
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000125917 | Voya Index Plus LargeCap Portfolio__Class I_BNY-92913T836
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000125917 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000125917 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000125917 | Voya Small Company Portfolio__Class R6_BNY-92913T273
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000125917 | VY® CBRE Global Real Estate Portfolio__Class I_BNY-92914E812
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000125917 | Voya High Yield Portfolio__Class I_BNY-92914E309
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000125917 | Voya Global Bond Fund__Class R6_BNY-92913W854
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000125917 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000125917 | Voya GNMA Income Fund__Class R6_BNY-92913L577
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000125917 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000125917 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000125917 | Equity
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000125917 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | International
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | Mortgage Backed
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | Global Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | Voya MidCap Opportunities Portfolio__Class R6_BNY-92913P859
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000125918 | Voya Index Plus LargeCap Portfolio__Class I_BNY-92913T836
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000125918 | Voya Multi-Manager Emerging Markets Equity Fund__Class I_BNY-92913W680
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000125918 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000125918 | Voya Small Company Portfolio__Class R6_BNY-92913T273
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000125918 | VY® CBRE Global Real Estate Portfolio__Class I_BNY-92914E812
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000125918 | Voya High Yield Portfolio__Class I_BNY-92914E309
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000125918 | Voya Global Bond Fund__Class R6_BNY-92913W854
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000125918 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000125918 | Voya GNMA Income Fund__Class R6_BNY-92913L577
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000125918 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000125918 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000125918 | Equity
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000125918 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | International
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | Mortgage Backed
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | Global Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000015353 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015353 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015353 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000015353 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000015353 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000015354 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015354 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015354 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000015354 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000015354 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000015355 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015355 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015355 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000015355 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000015355 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000015922 | OneMain Finance Corp._7.125__BNY-682691AK6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015922 | Iron Mountain, Inc._6.25__BNY-46284VAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015922 | Fortress Transportation and Infrastructure Investors LLC_7.875__BNY-34960PAE1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015922 | Caesars Entertainment, Inc._6.0__BNY-12769GAD2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015922 | Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc._6.75__BNY-82453AAB3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015922 | Gen Digital, Inc._6.25__BNY-668771AM0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015922 | Panther Escrow Issuer LLC_7.125__BNY-69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015922 | Sirius XM Radio, Inc._5.5__BNY-82967NBC1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015922 | NCL Corp. Ltd._6.75__BNY-62886HBR1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015922 | Herc Holdings, Inc._7.25__BNY-42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015922 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015922 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015922 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000015922 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015922 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015922 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015923 | OneMain Finance Corp._7.125__BNY-682691AK6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015923 | Iron Mountain, Inc._6.25__BNY-46284VAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015923 | Fortress Transportation and Infrastructure Investors LLC_7.875__BNY-34960PAE1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015923 | Caesars Entertainment, Inc._6.0__BNY-12769GAD2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015923 | Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc._6.75__BNY-82453AAB3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015923 | Gen Digital, Inc._6.25__BNY-668771AM0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015923 | Panther Escrow Issuer LLC_7.125__BNY-69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015923 | Sirius XM Radio, Inc._5.5__BNY-82967NBC1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015923 | NCL Corp. Ltd._6.75__BNY-62886HBR1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015923 | Herc Holdings, Inc._7.25__BNY-42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015923 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015923 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015923 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000015923 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015923 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015923 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015924 | OneMain Finance Corp._7.125__BNY-682691AK6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015924 | Iron Mountain, Inc._6.25__BNY-46284VAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015924 | Fortress Transportation and Infrastructure Investors LLC_7.875__BNY-34960PAE1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015924 | Caesars Entertainment, Inc._6.0__BNY-12769GAD2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015924 | Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc._6.75__BNY-82453AAB3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015924 | Gen Digital, Inc._6.25__BNY-668771AM0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015924 | Panther Escrow Issuer LLC_7.125__BNY-69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015924 | Sirius XM Radio, Inc._5.5__BNY-82967NBC1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015924 | NCL Corp. Ltd._6.75__BNY-62886HBR1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015924 | Herc Holdings, Inc._7.25__BNY-42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015924 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015924 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015924 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000015924 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015924 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015924 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015921 | OneMain Finance Corp._7.125__BNY-682691AK6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015921 | Iron Mountain, Inc._6.25__BNY-46284VAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015921 | Fortress Transportation and Infrastructure Investors LLC_7.875__BNY-34960PAE1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015921 | Caesars Entertainment, Inc._6.0__BNY-12769GAD2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015921 | Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc._6.75__BNY-82453AAB3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015921 | Gen Digital, Inc._6.25__BNY-668771AM0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015921 | Panther Escrow Issuer LLC_7.125__BNY-69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015921 | Sirius XM Radio, Inc._5.5__BNY-82967NBC1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015921 | NCL Corp. Ltd._6.75__BNY-62886HBR1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015921 | Herc Holdings, Inc._7.25__BNY-42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015921 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015921 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015921 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000015921 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015921 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015921 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047545 | United States Treasury Inflation Indexed Notes_0.125__BNY-91282CBF7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047545 | Freddie Mac REMIC Trust_5.755_Class DF_BNY-3137HCTZ5
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047545 | Fannie Mae REMIC Trust_5.555_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047545 | Fannie Mae REMIC Trust_5.655_Class FD_BNY-3136BRMG9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047545 | United States Treasury Inflation Indexed Notes_1.875__BNY-91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047545 | United States Treasury Inflation Indexed Notes_1.75__BNY-91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000047545 | United States Treasury Inflation Indexed Notes_1.375__BNY-91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000047545 | United States Treasury Inflation Indexed Notes_0.625__BNY-91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000047545 | United States Treasury Inflation Indexed Notes_1.125__BNY-91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000047545 | United States Treasury Inflation Indexed Notes_0.125__BNY-91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000047545 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047545 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000047545 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000047545 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000047545 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000047545 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000047546 | United States Treasury Inflation Indexed Notes_0.125__BNY-91282CBF7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047546 | Freddie Mac REMIC Trust_5.755_Class DF_BNY-3137HCTZ5
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047546 | Fannie Mae REMIC Trust_5.555_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047546 | Fannie Mae REMIC Trust_5.655_Class FD_BNY-3136BRMG9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047546 | United States Treasury Inflation Indexed Notes_1.875__BNY-91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047546 | United States Treasury Inflation Indexed Notes_1.75__BNY-91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000047546 | United States Treasury Inflation Indexed Notes_1.375__BNY-91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000047546 | United States Treasury Inflation Indexed Notes_0.625__BNY-91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000047546 | United States Treasury Inflation Indexed Notes_1.125__BNY-91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000047546 | United States Treasury Inflation Indexed Notes_0.125__BNY-91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000047546 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047546 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000047546 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000047546 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000047546 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000047546 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000047547 | United States Treasury Inflation Indexed Notes_0.125__BNY-91282CBF7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047547 | Freddie Mac REMIC Trust_5.755_Class DF_BNY-3137HCTZ5
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047547 | Fannie Mae REMIC Trust_5.555_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047547 | Fannie Mae REMIC Trust_5.655_Class FD_BNY-3136BRMG9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047547 | United States Treasury Inflation Indexed Notes_1.875__BNY-91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047547 | United States Treasury Inflation Indexed Notes_1.75__BNY-91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000047547 | United States Treasury Inflation Indexed Notes_1.375__BNY-91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000047547 | United States Treasury Inflation Indexed Notes_0.625__BNY-91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000047547 | United States Treasury Inflation Indexed Notes_1.125__BNY-91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000047547 | United States Treasury Inflation Indexed Notes_0.125__BNY-91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000047547 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047547 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000047547 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000047547 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000047547 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000047547 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000015798 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000015798 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000015798 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015798 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015798 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015798 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015798 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015798 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015798 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015798 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015798 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000015798 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000015798 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000015798 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000015798 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015798 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015798 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015798 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015798 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015798 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015798 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015798 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000015798 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000015798 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015798 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000015799 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000015799 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000015799 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015799 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015799 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015799 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015799 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015799 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015799 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015799 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015799 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000015799 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000015799 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000015799 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000015799 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015799 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015799 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015799 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015799 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015799 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015799 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015799 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000015799 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000015799 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015799 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000163203 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000163203 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000163203 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000163203 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000163203 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000163203 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000163203 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000163203 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163203 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163203 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163203 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000163203 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000163203 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000163203 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000163203 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000163203 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000163203 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163203 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000163203 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163203 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000163203 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000163203 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000163203 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000163203 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000163203 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000015800 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000015800 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000015800 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015800 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015800 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015800 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015800 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015800 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015800 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015800 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015800 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000015800 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000015800 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000015800 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000015800 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015800 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015800 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015800 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015800 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015800 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015800 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015800 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000015800 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000015800 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015800 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000015801 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000015801 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000015801 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015801 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015801 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015801 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015801 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015801 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015801 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015801 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015801 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000015801 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000015801 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000015801 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000015801 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015801 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015801 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015801 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015801 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015801 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015801 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015801 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000015801 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000015801 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015801 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000034673 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034673 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034673 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034673 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034673 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034673 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034673 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034673 | American International Group, Inc.___BNY-026874784
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034673 | Arthur J Gallagher & Co.___BNY-363576109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034673 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034673 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000034673 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000034673 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000034673 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000034673 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000034673 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000034673 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000034673 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034673 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034673 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000034673 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000034673 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034673 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034673 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034673 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000034673 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000034674 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034674 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034674 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034674 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034674 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034674 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034674 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034674 | American International Group, Inc.___BNY-026874784
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034674 | Arthur J Gallagher & Co.___BNY-363576109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034674 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034674 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000034674 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000034674 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000034674 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000034674 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000034674 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000034674 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000034674 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034674 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034674 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000034674 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000034674 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034674 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034674 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034674 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000034674 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000163204 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163204 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000163204 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163204 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163204 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163204 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163204 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163204 | American International Group, Inc.___BNY-026874784
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163204 | Arthur J Gallagher & Co.___BNY-363576109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163204 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163204 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000163204 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000163204 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000163204 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000163204 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000163204 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000163204 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000163204 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000163204 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000163204 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000163204 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000163204 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163204 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000163204 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163204 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000163204 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000034675 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034675 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034675 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034675 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034675 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034675 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034675 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034675 | American International Group, Inc.___BNY-026874784
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034675 | Arthur J Gallagher & Co.___BNY-363576109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034675 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034675 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000034675 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000034675 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000034675 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000034675 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000034675 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000034675 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000034675 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034675 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034675 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000034675 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000034675 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034675 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034675 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034675 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000034675 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000034676 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034676 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034676 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034676 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034676 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034676 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034676 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034676 | American International Group, Inc.___BNY-026874784
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034676 | Arthur J Gallagher & Co.___BNY-363576109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034676 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034676 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000034676 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000034676 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000034676 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000034676 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000034676 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000034676 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000034676 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034676 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034676 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000034676 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000034676 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034676 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034676 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034676 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000034676 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015349 | Freddie Mac REMIC Trust_5.755_Class DF_BNY-3137HCTZ5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015349 | Fannie Mae REMIC Trust_5.555_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015349 | Fannie Mae REMIC Trust_5.655_Class FD_BNY-3136BRMG9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015349 | United States Treasury Notes_3.875__BNY-91282CNH0
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015349 | United States Treasury Notes_3.75__BNY-91282CND9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015349 | United States Treasury Notes_3.75__BNY-91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015349 | Ginnie Mae_4.896_Class FC_BNY-38380QGU0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015349 | ILPT Commercial Mortgage Trust_6.557_Class A_BNY-449652AA4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015349 | HGI CRE CLO Ltd._6.776_Class D_BNY-40441LAJ5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015349 | United States Treasury Notes_4.0__BNY-91282CNJ6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015349 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015349 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000015349 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000015349 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000015349 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000015349 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000015349 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015350 | Freddie Mac REMIC Trust_5.755_Class DF_BNY-3137HCTZ5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015350 | Fannie Mae REMIC Trust_5.555_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015350 | Fannie Mae REMIC Trust_5.655_Class FD_BNY-3136BRMG9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015350 | United States Treasury Notes_3.875__BNY-91282CNH0
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015350 | United States Treasury Notes_3.75__BNY-91282CND9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015350 | United States Treasury Notes_3.75__BNY-91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015350 | Ginnie Mae_4.896_Class FC_BNY-38380QGU0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015350 | ILPT Commercial Mortgage Trust_6.557_Class A_BNY-449652AA4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015350 | HGI CRE CLO Ltd._6.776_Class D_BNY-40441LAJ5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015350 | United States Treasury Notes_4.0__BNY-91282CNJ6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015350 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015350 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000015350 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000015350 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000015350 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000015350 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000015350 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015351 | Freddie Mac REMIC Trust_5.755_Class DF_BNY-3137HCTZ5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015351 | Fannie Mae REMIC Trust_5.555_Class FH_BNY-3136BUQL7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015351 | Fannie Mae REMIC Trust_5.655_Class FD_BNY-3136BRMG9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015351 | United States Treasury Notes_3.875__BNY-91282CNH0
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015351 | United States Treasury Notes_3.75__BNY-91282CND9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015351 | United States Treasury Notes_3.75__BNY-91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015351 | Ginnie Mae_4.896_Class FC_BNY-38380QGU0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015351 | ILPT Commercial Mortgage Trust_6.557_Class A_BNY-449652AA4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015351 | HGI CRE CLO Ltd._6.776_Class D_BNY-40441LAJ5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015351 | United States Treasury Notes_4.0__BNY-91282CNJ6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015351 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015351 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000015351 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000015351 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000015351 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000015351 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000015351 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079018 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079018 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000079018 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000079018 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000079018 | Voya Russell TM Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000079018 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000079018 | Voya Russell TM Small Cap Index Portfolio__Class I_BNY-92913T521
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079018 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079018 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079018 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000079018 | Equity
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000079018 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	56.50%
C000079018 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000079018 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079018 | International
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000079018 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079018 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000079018 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079018 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079019 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079019 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000079019 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000079019 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000079019 | Voya Russell TM Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000079019 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000079019 | Voya Russell TM Small Cap Index Portfolio__Class I_BNY-92913T521
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079019 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079019 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079019 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000079019 | Equity
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000079019 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	56.50%
C000079019 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000079019 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079019 | International
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000079019 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079019 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000079019 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079019 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079016 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079016 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079016 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000079016 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000079016 | Voya Russell TM Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079016 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000079016 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079016 | Vanguard Short-Term Bond ETF___BNY-921937827
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079016 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079016 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079016 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079016 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	74.80%
C000079016 | Equity
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000079016 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000079016 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079016 | International
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079016 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079016 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000079016 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079016 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000079016 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079016 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079017 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079017 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079017 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000079017 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000079017 | Voya Russell TM Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079017 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000079017 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079017 | Vanguard Short-Term Bond ETF___BNY-921937827
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079017 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079017 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079017 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079017 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	74.80%
C000079017 | Equity
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000079017 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000079017 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079017 | International
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079017 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079017 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000079017 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079017 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000079017 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079017 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079020 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079020 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000079020 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000079020 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000079020 | Voya Russell TM Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079020 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000079020 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079020 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079020 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000079020 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000079020 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000079020 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079020 | International
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000079020 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079020 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000079020 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079020 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079021 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079021 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000079021 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000079021 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000079021 | Voya Russell TM Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079021 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000079021 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079021 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079021 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000079021 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000079021 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000079021 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079021 | International
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000079021 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079021 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000079021 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079021 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079022 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079022 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000079022 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000079022 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000079022 | Voya Russell TM Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079022 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000079022 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079022 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079022 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079022 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000079022 | Equity
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000079022 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000079022 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079022 | International
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000079022 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079022 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000079022 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079022 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000079022 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079023 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079023 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000079023 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000079023 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000079023 | Voya Russell TM Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079023 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000079023 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079023 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079023 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079023 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000079023 | Equity
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000079023 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000079023 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079023 | International
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000079023 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079023 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000079023 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079023 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000079023 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000075972 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000075972 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000075972 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000075972 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000075972 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000075972 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000075972 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000075972 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000075972 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000075972 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000075972 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000075972 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000075972 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000075972 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000075972 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000075972 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000075972 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000075972 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000075972 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000075972 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000075972 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000075972 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075972 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000075972 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075972 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000075972 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000015822 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000015822 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015822 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000015822 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015822 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015822 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015822 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015822 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015822 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015822 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015822 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000015822 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000015822 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000015822 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000015822 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000015822 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000015822 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015822 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015822 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015822 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015822 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015822 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015822 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015822 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015822 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015822 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000047554 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000047554 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000047554 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000047554 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000047554 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047554 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047554 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047554 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047554 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047554 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047554 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000047554 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000047554 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000047554 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000047554 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000047554 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000047554 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000047554 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047554 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047554 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047554 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047554 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000047554 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047554 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000047554 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047554 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000053098 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000053098 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000053098 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000053098 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000053098 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000053098 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000053098 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053098 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000053098 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000053098 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000053098 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000053098 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000053098 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000053098 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000053098 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000053098 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000053098 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000053098 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053098 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000053098 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000053098 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053098 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000053098 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000053098 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000053098 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053098 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000240437 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000240437 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000240437 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000240437 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240437 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240437 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240437 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240437 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240437 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240437 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240437 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000240437 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000240437 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000240437 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000240437 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000240437 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000240437 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240437 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240437 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240437 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240437 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240437 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240437 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240437 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240437 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240437 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000015417 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000015417 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000015417 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015417 | Realty Income Corp.___BNY-756109104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015417 | Extra Space Storage, Inc.___BNY-30225T102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015417 | VICI Properties, Inc.___BNY-925652109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015417 | Digital Realty Trust, Inc.___BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015417 | Public Storage___BNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015417 | Goodman Group___BNY-B03FYZ4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015417 | Iron Mountain, Inc.___BNY-46284V101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015417 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015417 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015417 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000015417 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000015417 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000015417 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015417 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000015417 | Real Estate Operating Companies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015417 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015417 | Diversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015417 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015417 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015417 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015417 | REITs-Other
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000015417 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015417 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015417 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015417 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015417 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015417 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015417 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015417 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015417 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015417 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000015417 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000015417 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000015418 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000015418 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000015418 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015418 | Realty Income Corp.___BNY-756109104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015418 | Extra Space Storage, Inc.___BNY-30225T102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015418 | VICI Properties, Inc.___BNY-925652109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015418 | Digital Realty Trust, Inc.___BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015418 | Public Storage___BNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015418 | Goodman Group___BNY-B03FYZ4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015418 | Iron Mountain, Inc.___BNY-46284V101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015418 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015418 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015418 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000015418 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000015418 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000015418 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015418 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000015418 | Real Estate Operating Companies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015418 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015418 | Diversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015418 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015418 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015418 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015418 | REITs-Other
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000015418 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015418 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015418 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015418 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015418 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015418 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015418 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015418 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015418 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015418 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000015418 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000015418 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000015419 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000015419 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000015419 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015419 | Realty Income Corp.___BNY-756109104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015419 | Extra Space Storage, Inc.___BNY-30225T102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015419 | VICI Properties, Inc.___BNY-925652109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015419 | Digital Realty Trust, Inc.___BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015419 | Public Storage___BNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015419 | Goodman Group___BNY-B03FYZ4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015419 | Iron Mountain, Inc.___BNY-46284V101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015419 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015419 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015419 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000015419 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000015419 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000015419 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015419 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000015419 | Real Estate Operating Companies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015419 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015419 | Diversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015419 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015419 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015419 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015419 | REITs-Other
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000015419 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015419 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015419 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015419 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015419 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015419 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015419 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015419 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015419 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015419 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000015419 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000015419 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000015420 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000015420 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000015420 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015420 | Realty Income Corp.___BNY-756109104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015420 | Extra Space Storage, Inc.___BNY-30225T102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015420 | VICI Properties, Inc.___BNY-925652109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015420 | Digital Realty Trust, Inc.___BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015420 | Public Storage___BNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015420 | Goodman Group___BNY-B03FYZ4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015420 | Iron Mountain, Inc.___BNY-46284V101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015420 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015420 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015420 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000015420 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000015420 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000015420 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015420 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000015420 | Real Estate Operating Companies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015420 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015420 | Diversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015420 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015420 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015420 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015420 | REITs-Other
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000015420 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015420 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015420 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015420 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015420 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015420 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015420 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015420 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015420 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015420 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000015420 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000015420 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000015784 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000015784 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015784 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015784 | Extra Space Storage, Inc.___BNY-30225T102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015784 | VICI Properties, Inc.___BNY-925652109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015784 | Digital Realty Trust, Inc.___BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015784 | Prologis, Inc.___BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015784 | Ventas, Inc.___BNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015784 | Brixmor Property Group, Inc.___BNY-11120U105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015784 | EastGroup Properties, Inc.___BNY-277276101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015784 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000015784 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000015784 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000015784 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000015784 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000015784 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015784 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015784 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015784 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015784 | REITs-Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015784 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015784 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015784 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015785 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000015785 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015785 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015785 | Extra Space Storage, Inc.___BNY-30225T102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015785 | VICI Properties, Inc.___BNY-925652109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015785 | Digital Realty Trust, Inc.___BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015785 | Prologis, Inc.___BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015785 | Ventas, Inc.___BNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015785 | Brixmor Property Group, Inc.___BNY-11120U105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015785 | EastGroup Properties, Inc.___BNY-277276101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015785 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000015785 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000015785 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000015785 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000015785 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000015785 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015785 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015785 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015785 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015785 | REITs-Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015785 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015785 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015785 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015786 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000015786 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015786 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015786 | Extra Space Storage, Inc.___BNY-30225T102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015786 | VICI Properties, Inc.___BNY-925652109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015786 | Digital Realty Trust, Inc.___BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015786 | Prologis, Inc.___BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015786 | Ventas, Inc.___BNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015786 | Brixmor Property Group, Inc.___BNY-11120U105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015786 | EastGroup Properties, Inc.___BNY-277276101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015786 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000015786 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000015786 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000015786 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000015786 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000015786 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015786 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015786 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015786 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015786 | REITs-Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015786 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015786 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015786 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015787 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000015787 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015787 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015787 | Extra Space Storage, Inc.___BNY-30225T102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015787 | VICI Properties, Inc.___BNY-925652109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015787 | Digital Realty Trust, Inc.___BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015787 | Prologis, Inc.___BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015787 | Ventas, Inc.___BNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015787 | Brixmor Property Group, Inc.___BNY-11120U105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015787 | EastGroup Properties, Inc.___BNY-277276101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015787 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000015787 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000015787 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000015787 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000015787 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000015787 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015787 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015787 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015787 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015787 | REITs-Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015787 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015787 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015787 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015780 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015780 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015780 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015780 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015780 | Microchip Technology, Inc.___BNY-595017104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015780 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015780 | Parker-Hannifin Corp.___BNY-701094104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015780 | Charles Schwab Corp.___BNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015780 | Walt Disney Co.___BNY-254687106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015780 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015780 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000015780 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000015780 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000015780 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000015780 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000015780 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000015780 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000015780 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015780 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015780 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000015780 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015780 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015780 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015780 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015780 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015780 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000015781 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015781 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015781 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015781 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015781 | Microchip Technology, Inc.___BNY-595017104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015781 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015781 | Parker-Hannifin Corp.___BNY-701094104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015781 | Charles Schwab Corp.___BNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015781 | Walt Disney Co.___BNY-254687106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015781 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015781 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000015781 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000015781 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000015781 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000015781 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000015781 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000015781 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000015781 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015781 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015781 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000015781 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015781 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015781 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015781 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015781 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015781 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000015782 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015782 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015782 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015782 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015782 | Microchip Technology, Inc.___BNY-595017104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015782 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015782 | Parker-Hannifin Corp.___BNY-701094104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015782 | Charles Schwab Corp.___BNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015782 | Walt Disney Co.___BNY-254687106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015782 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015782 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000015782 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000015782 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000015782 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000015782 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000015782 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000015782 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000015782 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015782 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015782 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000015782 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015782 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015782 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015782 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015782 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015782 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000015783 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015783 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015783 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015783 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015783 | Microchip Technology, Inc.___BNY-595017104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015783 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015783 | Parker-Hannifin Corp.___BNY-701094104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015783 | Charles Schwab Corp.___BNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015783 | Walt Disney Co.___BNY-254687106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015783 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015783 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000015783 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000015783 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000015783 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000015783 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000015783 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000015783 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000015783 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015783 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015783 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000015783 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015783 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015783 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015783 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015783 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015783 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000015329 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000015329 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015329 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015329 | MercadoLibre, Inc.___BNY-58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015329 | Hanwha Aerospace Co. Ltd.___BNY-6772671
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015329 | Coforge Ltd.___BNY-BTFGH15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015329 | Banco Bilbao Vizcaya Argentaria SA___BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015329 | NU Holdings Ltd./Cayman Islands__Class A_BNY-G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015329 | Alibaba Group Holding Ltd.___BNY-01609W102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015329 | Grupo Financiero Banorte SAB de CV__Class O_BNY-2421041
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015329 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015329 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000015329 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000015329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000015329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000015329 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000015329 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015329 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015329 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015329 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000015329 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015329 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015329 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015329 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015329 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015329 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015329 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015329 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000015329 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000015329 | India
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000015329 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000015329 | China
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000015330 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000015330 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015330 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015330 | MercadoLibre, Inc.___BNY-58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015330 | Hanwha Aerospace Co. Ltd.___BNY-6772671
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015330 | Coforge Ltd.___BNY-BTFGH15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015330 | Banco Bilbao Vizcaya Argentaria SA___BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015330 | NU Holdings Ltd./Cayman Islands__Class A_BNY-G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015330 | Alibaba Group Holding Ltd.___BNY-01609W102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015330 | Grupo Financiero Banorte SAB de CV__Class O_BNY-2421041
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015330 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015330 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015330 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000015330 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000015330 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000015330 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015330 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000015330 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000015330 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015330 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015330 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015330 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015330 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015330 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000015330 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015330 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015330 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015330 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015330 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015330 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015330 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015330 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000015330 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000015330 | India
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000015330 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000015330 | China
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000015331 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000015331 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015331 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015331 | MercadoLibre, Inc.___BNY-58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015331 | Hanwha Aerospace Co. Ltd.___BNY-6772671
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015331 | Coforge Ltd.___BNY-BTFGH15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015331 | Banco Bilbao Vizcaya Argentaria SA___BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015331 | NU Holdings Ltd./Cayman Islands__Class A_BNY-G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015331 | Alibaba Group Holding Ltd.___BNY-01609W102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015331 | Grupo Financiero Banorte SAB de CV__Class O_BNY-2421041
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015331 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015331 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015331 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000015331 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000015331 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000015331 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015331 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000015331 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000015331 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015331 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015331 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015331 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015331 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015331 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000015331 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015331 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015331 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015331 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015331 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015331 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015331 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015331 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000015331 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000015331 | India
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000015331 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000015331 | China
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000015332 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000015332 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015332 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015332 | MercadoLibre, Inc.___BNY-58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015332 | Hanwha Aerospace Co. Ltd.___BNY-6772671
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015332 | Coforge Ltd.___BNY-BTFGH15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015332 | Banco Bilbao Vizcaya Argentaria SA___BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015332 | NU Holdings Ltd./Cayman Islands__Class A_BNY-G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015332 | Alibaba Group Holding Ltd.___BNY-01609W102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015332 | Grupo Financiero Banorte SAB de CV__Class O_BNY-2421041
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015332 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015332 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015332 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000015332 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000015332 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000015332 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015332 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000015332 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000015332 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015332 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015332 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015332 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015332 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015332 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000015332 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015332 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015332 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015332 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015332 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015332 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015332 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015332 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000015332 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000015332 | India
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000015332 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000015332 | China
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000028903 | MSA Safety, Inc.___BNY-553498106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028903 | WillScot Mobile Mini Holdings Corp.___BNY-971378104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028903 | Ryman Hospitality Properties, Inc.___BNY-78377T107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028903 | Performance Food Group Co.___BNY-71377A103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028903 | Core & Main, Inc.__Class A_BNY-21874C102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028903 | Encompass Health Corp.___BNY-29261A100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028903 | Cushman & Wakefield PLC___BNY-G2717B108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028903 | Hayward Holdings, Inc.___BNY-421298100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028903 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028903 | Wintrust Financial Corp.___BNY-97650W108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028903 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000028903 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028903 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000028903 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000028903 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000028903 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000028903 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028903 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028903 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028903 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028903 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028903 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000028903 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028903 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000028903 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000028903 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015333 | MSA Safety, Inc.___BNY-553498106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015333 | WillScot Mobile Mini Holdings Corp.___BNY-971378104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015333 | Ryman Hospitality Properties, Inc.___BNY-78377T107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015333 | Performance Food Group Co.___BNY-71377A103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015333 | Core & Main, Inc.__Class A_BNY-21874C102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015333 | Encompass Health Corp.___BNY-29261A100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015333 | Cushman & Wakefield PLC___BNY-G2717B108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015333 | Hayward Holdings, Inc.___BNY-421298100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015333 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015333 | Wintrust Financial Corp.___BNY-97650W108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015333 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000015333 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015333 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000015333 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000015333 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000015333 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000015333 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015333 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015333 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015333 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015333 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015333 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000015333 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015333 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000015333 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000015333 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000168687 | MSA Safety, Inc.___BNY-553498106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168687 | WillScot Mobile Mini Holdings Corp.___BNY-971378104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168687 | Ryman Hospitality Properties, Inc.___BNY-78377T107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168687 | Performance Food Group Co.___BNY-71377A103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168687 | Core & Main, Inc.__Class A_BNY-21874C102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168687 | Encompass Health Corp.___BNY-29261A100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168687 | Cushman & Wakefield PLC___BNY-G2717B108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168687 | Hayward Holdings, Inc.___BNY-421298100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168687 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168687 | Wintrust Financial Corp.___BNY-97650W108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168687 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000168687 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000168687 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000168687 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000168687 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000168687 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000168687 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168687 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000168687 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168687 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000168687 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000168687 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000168687 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168687 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000168687 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000168687 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015334 | MSA Safety, Inc.___BNY-553498106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015334 | WillScot Mobile Mini Holdings Corp.___BNY-971378104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015334 | Ryman Hospitality Properties, Inc.___BNY-78377T107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015334 | Performance Food Group Co.___BNY-71377A103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015334 | Core & Main, Inc.__Class A_BNY-21874C102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015334 | Encompass Health Corp.___BNY-29261A100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015334 | Cushman & Wakefield PLC___BNY-G2717B108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015334 | Hayward Holdings, Inc.___BNY-421298100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015334 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015334 | Wintrust Financial Corp.___BNY-97650W108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015334 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000015334 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015334 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000015334 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000015334 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000015334 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000015334 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015334 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015334 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015334 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015334 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015334 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000015334 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015334 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000015334 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000015334 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015335 | MSA Safety, Inc.___BNY-553498106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015335 | WillScot Mobile Mini Holdings Corp.___BNY-971378104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015335 | Ryman Hospitality Properties, Inc.___BNY-78377T107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015335 | Performance Food Group Co.___BNY-71377A103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015335 | Core & Main, Inc.__Class A_BNY-21874C102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015335 | Encompass Health Corp.___BNY-29261A100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015335 | Cushman & Wakefield PLC___BNY-G2717B108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015335 | Hayward Holdings, Inc.___BNY-421298100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015335 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015335 | Wintrust Financial Corp.___BNY-97650W108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015335 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000015335 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015335 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000015335 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000015335 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000015335 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000015335 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015335 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015335 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015335 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015335 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015335 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000015335 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015335 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000015335 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000015335 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015776 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000015776 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015776 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015776 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000015776 | L'Oreal SA___BNY-4057808
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015776 | Aon PLC__Class A_BNY-G0403H108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015776 | Coca-Cola Co.___BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015776 | Booking Holdings, Inc.___BNY-09857L108
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015776 | Accenture PLC__Class A_BNY-G1151C101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015776 | Roper Technologies, Inc.___BNY-776696106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015776 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015776 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000015776 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015776 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000015776 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000015776 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000015776 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000015776 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000015776 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015776 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015776 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000015776 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000015776 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015776 | United States
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000015776 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000168690 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000168690 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000168690 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000168690 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168690 | L'Oreal SA___BNY-4057808
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000168690 | Aon PLC__Class A_BNY-G0403H108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000168690 | Coca-Cola Co.___BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168690 | Booking Holdings, Inc.___BNY-09857L108
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000168690 | Accenture PLC__Class A_BNY-G1151C101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000168690 | Roper Technologies, Inc.___BNY-776696106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168690 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000168690 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000168690 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000168690 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000168690 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000168690 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000168690 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000168690 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000168690 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000168690 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168690 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168690 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000168690 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000168690 | United States
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000168690 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015778 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000015778 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015778 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015778 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000015778 | L'Oreal SA___BNY-4057808
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015778 | Aon PLC__Class A_BNY-G0403H108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015778 | Coca-Cola Co.___BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015778 | Booking Holdings, Inc.___BNY-09857L108
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015778 | Accenture PLC__Class A_BNY-G1151C101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015778 | Roper Technologies, Inc.___BNY-776696106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015778 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015778 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000015778 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015778 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000015778 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000015778 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000015778 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000015778 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000015778 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015778 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015778 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000015778 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000015778 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015778 | United States
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000015778 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015779 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000015779 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015779 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015779 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000015779 | L'Oreal SA___BNY-4057808
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015779 | Aon PLC__Class A_BNY-G0403H108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015779 | Coca-Cola Co.___BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015779 | Booking Holdings, Inc.___BNY-09857L108
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015779 | Accenture PLC__Class A_BNY-G1151C101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015779 | Roper Technologies, Inc.___BNY-776696106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015779 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015779 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000015779 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015779 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000015779 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000015779 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000015779 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000015779 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000015779 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015779 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015779 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000015779 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000015779 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015779 | United States
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000015779 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015823 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015823 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000015823 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015823 | Roper Technologies, Inc.___BNY-776696106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015823 | United States Treasury Notes_4.0__BNY-91282CGQ8
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015823 | United States Treasury Notes_4.0__BNY-91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015823 | United States Treasury Notes_3.875__BNY-91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015823 | Becton Dickinson and Co.___BNY-075887109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015823 | United States Treasury Notes_4.0__BNY-91282CMU2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015823 | PTC, Inc.___BNY-69370C100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015823 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015823 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015823 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000015823 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000015823 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015823 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000015823 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015824 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015824 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000015824 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015824 | Roper Technologies, Inc.___BNY-776696106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015824 | United States Treasury Notes_4.0__BNY-91282CGQ8
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015824 | United States Treasury Notes_4.0__BNY-91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015824 | United States Treasury Notes_3.875__BNY-91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015824 | Becton Dickinson and Co.___BNY-075887109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015824 | United States Treasury Notes_4.0__BNY-91282CMU2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015824 | PTC, Inc.___BNY-69370C100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015824 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015824 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015824 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000015824 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000015824 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015824 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000015824 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000168694 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000168694 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000168694 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000168694 | Roper Technologies, Inc.___BNY-776696106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168694 | United States Treasury Notes_4.0__BNY-91282CGQ8
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000168694 | United States Treasury Notes_4.0__BNY-91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000168694 | United States Treasury Notes_3.875__BNY-91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000168694 | Becton Dickinson and Co.___BNY-075887109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168694 | United States Treasury Notes_4.0__BNY-91282CMU2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000168694 | PTC, Inc.___BNY-69370C100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168694 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168694 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000168694 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000168694 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000168694 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000168694 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000168694 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015825 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015825 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000015825 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015825 | Roper Technologies, Inc.___BNY-776696106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015825 | United States Treasury Notes_4.0__BNY-91282CGQ8
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015825 | United States Treasury Notes_4.0__BNY-91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015825 | United States Treasury Notes_3.875__BNY-91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015825 | Becton Dickinson and Co.___BNY-075887109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015825 | United States Treasury Notes_4.0__BNY-91282CMU2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015825 | PTC, Inc.___BNY-69370C100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015825 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015825 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015825 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000015825 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000015825 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015825 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000015825 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015826 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015826 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000015826 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015826 | Roper Technologies, Inc.___BNY-776696106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015826 | United States Treasury Notes_4.0__BNY-91282CGQ8
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015826 | United States Treasury Notes_4.0__BNY-91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015826 | United States Treasury Notes_3.875__BNY-91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015826 | Becton Dickinson and Co.___BNY-075887109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015826 | United States Treasury Notes_4.0__BNY-91282CMU2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015826 | PTC, Inc.___BNY-69370C100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015826 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015826 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015826 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000015826 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000015826 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015826 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000015826 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015827 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015827 | Charles Schwab Corp.___BNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015827 | MetLife, Inc.___BNY-59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015827 | Southern Co.___BNY-842587107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015827 | Qualcomm, Inc.___BNY-747525103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015827 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015827 | Elevance Health, Inc.___BNY-036752103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015827 | L3Harris Technologies, Inc.___BNY-502431109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015827 | Citigroup, Inc.___BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015827 | Kimberly-Clark Corp.___BNY-494368103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015827 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000015827 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015827 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015827 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000015827 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000015827 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000015827 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000015827 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015827 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015827 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015827 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015827 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015827 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015827 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015827 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015827 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000015827 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015828 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015828 | Charles Schwab Corp.___BNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015828 | MetLife, Inc.___BNY-59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015828 | Southern Co.___BNY-842587107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015828 | Qualcomm, Inc.___BNY-747525103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015828 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015828 | Elevance Health, Inc.___BNY-036752103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015828 | L3Harris Technologies, Inc.___BNY-502431109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015828 | Citigroup, Inc.___BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015828 | Kimberly-Clark Corp.___BNY-494368103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015828 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000015828 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015828 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015828 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000015828 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000015828 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000015828 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000015828 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015828 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015828 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015828 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015828 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015828 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015828 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015828 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015828 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000015828 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015829 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015829 | Charles Schwab Corp.___BNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015829 | MetLife, Inc.___BNY-59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015829 | Southern Co.___BNY-842587107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015829 | Qualcomm, Inc.___BNY-747525103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015829 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015829 | Elevance Health, Inc.___BNY-036752103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015829 | L3Harris Technologies, Inc.___BNY-502431109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015829 | Citigroup, Inc.___BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015829 | Kimberly-Clark Corp.___BNY-494368103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015829 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000015829 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015829 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015829 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000015829 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000015829 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000015829 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000015829 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015829 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015829 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015829 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015829 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015829 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015829 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015829 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015829 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000015829 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015830 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015830 | Charles Schwab Corp.___BNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015830 | MetLife, Inc.___BNY-59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015830 | Southern Co.___BNY-842587107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015830 | Qualcomm, Inc.___BNY-747525103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015830 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015830 | Elevance Health, Inc.___BNY-036752103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015830 | L3Harris Technologies, Inc.___BNY-502431109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015830 | Citigroup, Inc.___BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015830 | Kimberly-Clark Corp.___BNY-494368103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015830 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000015830 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015830 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015830 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000015830 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000015830 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000015830 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000015830 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015830 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015830 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015830 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015830 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015830 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015830 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015830 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015830 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000015830 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.10%